October 14, 2005

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Rule 497(j)
The Purisima Funds
(File #333-09153 and 811-07737)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for The Purisima Funds (the "Trust") on behalf of the Purisima All-Purpose Fund, does not differ from that contained in Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on October 7, 2005.

If you have any questions, please do not hesitate to call me at (626) 914-7385.

Very truly yours,

/s/ Joy Ausili

Joy Ausili
Fund Administrator

2020 E. Financial Way, Glendora, CA 91741
(626) 852-1033 Telephone (626) 852-1039 Facsimile